UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-3420


                            Oppenheimer Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited

                                                                                       Principal       Market Value
                                                                                          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--14.5%
 AQ Finance NIM Trust, Home Equity Collateralized Mtg. Obligations:
 Series 2001-3A, Cl. Note, 8.835%, 2/25/32 1                                       $     420,697    $       422,496
 Series 2002-1, Cl. Note, 9.50%, 6/25/32 2                                               694,701            690,359
--------------------------------------------------------------------------------------------------------------------
 BMW Vehicle Owner Trust, Automobile Loan Certificates,
 Series 2003-A, Cl. A2, 1.45%, 11/25/05 2                                              5,500,000          5,513,498
--------------------------------------------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
 Series 2002-4, Cl. A2B, 1.74%, 1/17/05 2                                              4,810,441          4,822,520
--------------------------------------------------------------------------------------------------------------------
 Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05                                  3,120,000          3,119,849
--------------------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
 Certificates, Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                  1,890,000          1,890,000
--------------------------------------------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed Certificates, Home
 Equity Mtg. Obligations, Series 2003-3, Cl. 1A1, 1.40%, 8/25/17 3                     2,775,458          2,775,070
--------------------------------------------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2, 1.26%, 1/16/06 2                                 1,970,000          1,971,801
--------------------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
 Mtg. Obligations:
 Series 2002-1, Cl. AF1, 2.474%, 9/25/32                                               2,019,587          2,029,813
 Series 2003-2, Cl. AF1, 1.128%, 5/25/33 3                                             3,650,000          3,650,000
--------------------------------------------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
 Series 2002-B, Cl. A2, 2.20%, 4/6/05                                                  2,307,708          2,316,944
--------------------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Loan Certificates,
 Series 2002-D, Cl. A2A, 2.10%, 3/15/05                                                4,506,901          4,525,367
--------------------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
 Series 2002-2, Cl. A1, 1.91%, 4/16/07                                                 2,204,250          2,214,403
--------------------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivables
 Obligations:
 Series 2002-3, Cl. A2, 2.26%, 12/18/04                                                3,295,078          3,307,324
 Series 2002-4, Cl. A2, 1.66%, 6/15/05                                                 3,590,000          3,597,932
 Series 2003-2, Cl. A2, 1.34%, 12/21/05                                                5,646,000          5,655,011
--------------------------------------------------------------------------------------------------------------------
 Household Automotive Trust, Automobile Loan Certificates,
 Series 2002-2, Cl. A2, 2.15%, 12/19/05                                                2,374,055          2,383,251
--------------------------------------------------------------------------------------------------------------------
 Lease Investment Flight Trust, Collateralized Plane Obligations,
 Series 1A, Cl. D2, 8%, 7/15/31 2                                                      3,046,511            517,907
--------------------------------------------------------------------------------------------------------------------
 Liberte American Loan Master Trust, Collateralized Loan Obligations,
 Series 1999-1A, Cl. D2, 6.28%, 11/25/06 2,3                                           6,000,000          4,800,000
--------------------------------------------------------------------------------------------------------------------
 Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
 Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2                                              2,605,536          2,554,988
--------------------------------------------------------------------------------------------------------------------
 M&I Auto Loan Trust, Automobile Loan Certificates,
 Series 2002-1, Cl. A2, 1.95%, 7/20/05                                                 2,012,279          2,018,216
--------------------------------------------------------------------------------------------------------------------
 MMCA Auto Lease Trust, Auto Retail Installment Contracts,
 Series 2002-A, Cl. A2, 1.35%, 5/16/05 1,3                                             2,922,262          2,924,831
--------------------------------------------------------------------------------------------------------------------
 MSF Funding LLC, Collateralized Mtg. Obligations,
 Series 2000-1, Cl. C, 8.385%, 7/25/07 2,3                                               444,206            417,198
--------------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations:
 Series 1999-I, Cl. ECFD, 8.75%, 12/25/28 2                                            1,947,319            662,089
 Series 2002-I, Cl. ECFD, 9.25%, 3/25/32 2                                             1,088,373          1,078,169




                           7 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                       Principal       Market Value
                                                                                          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities Continued
 Nissan Auto Lease Trust, Auto Lease Obligations,
 Series 2002-A, Cl. A2, 1.86%, 11/15/04 2                                          $   6,750,000    $     6,765,990
--------------------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Auto Receivable Nts.:
 Series 2002-C, Cl. A2, 1.94%, 9/15/04                                                 4,195,721          4,205,397
 Series 2003-B, Cl. A2, 1.20%, 11/15/05                                                7,540,000          7,540,000
--------------------------------------------------------------------------------------------------------------------
 ONYX Acceptance Auto Trust, Automobile Asset-Backed Certificates,
 Series 2002, Cl. A, 13.60%, 2/20/32 2                                                   449,296            444,803
--------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney Auto Loan Trust, Asset-Backed Auto Loan
 Obligations, Series 2002-1, Cl. A2, 1.83%, 9/15/05 2                                  4,534,912          4,548,309
--------------------------------------------------------------------------------------------------------------------
 Tobacco Settlement Authority, Asset-Backed Securities,
 Series 2001-A, 6.79%, 6/1/10                                                          1,330,000          1,382,602
--------------------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
 Obligations, Series 2003-A, Cl. A2, 1.28%, 8/15/05                                    7,800,000          7,805,664
--------------------------------------------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Certificates,
 Series 2002-1, Cl. A2, 1.95%, 3/15/05                                                 1,085,996          1,088,677
--------------------------------------------------------------------------------------------------------------------
 Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
 Series 2002-A, Cl. A2, 1.77%, 2/20/05                                                 6,560,000          6,577,667
--------------------------------------------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables,
 Series 2003-1, Cl. A2, 1.11%, 12/20/05                                                3,150,000          3,148,647
--------------------------------------------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan Receivables,
 Series 2002-1, Cl. A2, 1.88%, 6/15/05                                                 4,310,000          4,324,767
                                                                                                     ---------------
 Total Asset-Backed Securities (Cost $117,070,033)                                                      113,691,559

--------------------------------------------------------------------------------------------------------------------
 Corporate Loans--0.1%
 Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.179%, 6/17/06 2,3 (Cost $625,910)                                          632,232            627,491

--------------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--30.5%
--------------------------------------------------------------------------------------------------------------------
 Government Agency--25.3%
--------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored--25.1%
 FHLMC Structured Pass-Through Securities, Collateralized Mtg. Obligations:
 Series H002, Cl. A2, 1.861%, 12/15/06                                                 2,067,380          2,065,522
 Series H003, Cl. A2, 1.88%, 1/15/07                                                   6,355,579          6,415,087
 Series H006, Cl. A1, 1.724%, 4/15/08 2                                                3,731,520          3,739,752
--------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 12.50%, 4/1/14                                                                            4,222              4,978
 13.50%, 11/1/10                                                                          10,343             12,153
--------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
 Participation Certificates:
 8%, 4/1/16                                                                            2,945,886          3,185,120
 9%, 3/1/17-5/1/25                                                                       792,858            882,345
 Series 151, Cl. F, 9%, 5/15/21                                                          155,002            157,660
--------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates, Series 1711, Cl. EA, 7%, 3/15/24           52,820             53,230
--------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
 Security, Series 206, Cl. IO, (31.939)%, 12/15/29 4                                   2,728,204            370,842



                           8 | OPPENHEIMER BOND FUND

                                                                                       Principal       Market Value
                                                                                          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored Continued
 Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit
 Multiclass Certificates, Series 2551, Cl. FD, 1.71%, 1/15/33 3                    $   3,117,674    $     3,123,992
--------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5.50%, 7/14/33 5                                                                      1,205,000          1,245,669
 6%, 7/25/33 5                                                                         9,958,000         10,350,096
 6.50%, 7/1/33 5                                                                      28,850,000         30,082,094
 7%, 1/1/09-11/1/25                                                                      147,942            157,278
 7%, 7/14/33-8/25/33 5                                                               122,476,000        129,011,320
 7.50%, 2/1/08-3/1/08                                                                     54,493             57,916
 8.50%, 7/1/32                                                                         1,211,882          1,303,090
--------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
 Trust 1992-34, Cl. G, 8%, 3/25/22 6                                                     145,544            155,451
 Trust 2002-77, Cl. WF, 1.508%, 12/18/32 3                                             4,879,564          4,890,599
--------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Mtg. Pass-Through
 Certificates, 8%, 8/1/17                                                                 50,440             54,125
--------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
 Security, Trust 303, Cl. IO, (30.028)%, 11/1/29 4                                     1,075,803            152,526
                                                                                                     ---------------
                                                                                                        197,470,845

--------------------------------------------------------------------------------------------------------------------
 GNMA/Guaranteed--0.2%
 Government National Mortgage Assn.:
 5.75%, 7/20/25-7/20/27                                                                   97,676             99,744
 7%, 7/15/09                                                                              60,876             65,419
 8%, 6/15/05-10/15/06                                                                    177,049            185,971
 8.50%, 8/15/17-12/15/17                                                                 909,883          1,002,080
 9%, 2/15/09-6/15/09                                                                      62,694             68,590
 10%, 11/15/09                                                                            30,117             33,667
 10.50%, 12/15/17-5/15/21                                                                 81,016             94,479
 11%, 10/20/19                                                                           137,419            159,587
 12%, 5/15/14                                                                                782                928
                                                                                                     ---------------
                                                                                                          1,710,465

--------------------------------------------------------------------------------------------------------------------
 Private--5.2%
--------------------------------------------------------------------------------------------------------------------
 Commercial--3.0%
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1996-D2, Cl. A3, 7.498%, 2/14/29 3                                                   127                139
 Series 1996-MD6, Cl. A3, 7.362%, 11/13/29 3                                             800,000            906,961
--------------------------------------------------------------------------------------------------------------------
 Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
 Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 8.665%,
 4/14/29 4                                                                            49,824,354          2,312,179
--------------------------------------------------------------------------------------------------------------------
 Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
 Pass-Through Certificates, Series 1997-CTL1, 9.292%, 6/22/24 2,4                     11,480,564            383,881
--------------------------------------------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 1996-C1, Cl. D, 7.49%, 12/25/20 2,3                                              420,588            421,902
--------------------------------------------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Interest-Only Stripped
 Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 99.999%, 12/25/20 2,4                  5,178,147                809
--------------------------------------------------------------------------------------------------------------------
 DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
 Certificates, Series 1999-STF1, Cl. B6, 4.786%, 7/5/08 2                             21,426,669             21,427
--------------------------------------------------------------------------------------------------------------------
 DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 1996-CF1, Cl. A3, 7.904%, 3/13/28 3                                            2,000,000          2,183,128



                           9 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                       Principal       Market Value
                                                                                          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
 Commercial Continued
 First Union-Chase Commercial Mortgage Trust, Interest-Only
 Commercial Mtg. Pass-Through Certificates, Series 1999-C2, Cl. IO,
 10.066%, 6/15/31 4                                                               $   87,564,610    $     3,040,436
--------------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only
 Stripped Mtg.-Backed Security, Series 1998-C2, 9.764%, 5/18/28 4                      9,377,340            268,725
--------------------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped
 Mtg.-Backed Security Pass-Through Certificates, Series 1997-C1, Cl. X,
 11.929%, 7/15/27 4                                                                    6,960,870            401,823
--------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
 Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                  5,000,000          6,082,622
--------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
 Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 10.847%,
 2/18/28 4                                                                            15,892,286            607,521
--------------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
 Series 2002-GE1, Cl. A, 6%, 7/26/24 2                                                 1,068,136          1,052,114
--------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
 Series 1996-WF1, Cl. A2, 7.385%, 11/15/28 1,3                                         1,923,734          1,935,548
--------------------------------------------------------------------------------------------------------------------
 PNC Mortgage Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 1998-12, Cl. 1A2, 5.75%, 1/25/29                    2,445,062          2,458,707
--------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
 Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 11.554%,
 5/18/32 2,4                                                                         275,975,311          1,419,755
                                                                                                    ----------------
                                                                                                         23,497,677

--------------------------------------------------------------------------------------------------------------------
 Other--0.0%
 Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
 Mtg.-Backed Security, Series 1987-3, Cl. B, (26.482)%, 10/23/17 2,4                      23,838              4,620
--------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
 Mtg.-Backed Security, Series 1987-3, Cl. A, (0.74)%, 10/23/17 2,7                        35,277             32,221
                                                                                                    ----------------
                                                                                                             36,841

--------------------------------------------------------------------------------------------------------------------
 Residential--2.2%
 ARC Net Interest Margin Trust, Collateralized Mtg. Obligations,
 Series 2001-6A, Cl. A, 7.25%, 10/27/31 2                                                916,921            907,752
--------------------------------------------------------------------------------------------------------------------
 Granite Mortgages plc, Mtg.-Backed Obligations,
 Series 2002-2, Cl. 1A1, 1.439%, 1/21/17 2,3                                           1,497,538          1,497,703
--------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
 Pass-Through Certificates:
 Series 1996-B, Cl. 1, 6.893%, 4/25/26 2,3                                               573,645            510,544
 Series 1999-NC2, Cl. M3, 4.285%, 4/25/29 2,3                                            509,009            511,776
--------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates:
 Series 1998-8, Cl. B, 2.335%, 8/25/28 3                                               1,003,601            980,872
 Series 2002-AL1, Cl. B, 23.45%, 2/25/32                                               3,082,417          2,971,403
--------------------------------------------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
 Obligations, Pass-Through Certificates:
 Series 2002-AR19, Cl. A1, 1.77%, 1/25/33 3                                            2,515,541          2,518,400
 Series 2003-AR7, Cl. A1, 1.507%, 8/25/33                                              7,300,000          7,300,000

                           10 | OPPENHEIMER BOND FUND

                                                                                       Principal       Market Value
                                                                                          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
 Residential Continued
 Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
 Obligations, Series 2003-A, Cl. A1, 1.79%, 2/25/33 2                             $      298,581    $       298,972
                                                                                                    ----------------
                                                                                                         17,497,422
                                                                                                    ----------------
 Total Mortgage-Backed Obligations (Cost $238,294,319)                                                  240,213,250

--------------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations--34.3%
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 4.50%, 1/15/13                                                                        5,850,000          6,157,283
 6.25%, 7/15/32                                                                        4,750,000          5,609,280
--------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                                                        8,600,000          9,262,974
 5.25%, 6/15/06                                                                       15,000,000         16,483,425
 5.50%, 2/15/06                                                                        8,375,000          9,199,561
 6%, 5/15/11                                                                           5,200,000          6,089,070
 6.375%, 6/15/09                                                                      23,000,000         27,273,400
 7.25%, 5/15/30 6                                                                      4,585,000          6,063,245
--------------------------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 5.375%, 11/13/08                                                                      2,590,000          2,920,458
 7.125%, 5/1/30                                                                        1,754,000          2,295,763
--------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31                                                                      10,281,000         11,580,189
 5.50%, 8/15/28 6                                                                     26,009,000         29,265,223
 6.25%, 5/15/30                                                                       12,378,000         15,413,519
 8.875%, 8/15/17                                                                       6,664,000         10,083,465
 STRIPS, 2.99%, 2/15/10 8                                                              2,490,000          2,027,111
 STRIPS, 3.66%, 2/15/13 8                                                              5,033,000          3,497,029
 STRIPS, 3.73%, 2/15/11 8                                                             30,959,000         23,997,157
 STRIPS, 4.96%, 2/15/16 8                                                              2,721,000          1,578,670
 STRIPS, 5.48%, 11/15/27 8                                                             4,079,000          1,212,536
--------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 1.125%, 6/30/05                                                                      15,000,000         14,948,445
 3%, 11/15/07                                                                         44,400,000         45,811,787
 3.50%, 11/15/06                                                                       1,704,000          1,796,723
 3.625%, 5/15/13                                                                       5,055,000          5,096,077
 4.875%, 2/15/12                                                                       5,824,000          6,475,566
 5.75%, 8/15/10                                                                        1,608,000          1,882,680
 6.50%, 2/15/10                                                                        3,000,000          3,640,431
                                                                                                    ----------------
 Total U.S. Government Obligations (Cost $261,804,251)                                                  269,661,067

--------------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations--0.3%
 United Mexican States Nts., 7.50%, 1/14/12 (Cost $2,394,548)                          2,370,000          2,716,612

--------------------------------------------------------------------------------------------------------------------
 Corporate Bonds and Notes--34.0%
--------------------------------------------------------------------------------------------------------------------
 Consumer Discretionary--7.4%
--------------------------------------------------------------------------------------------------------------------
 Auto Components--0.4%
 Delphi Corp., 6.55% Nts., 6/15/06                                                     2,945,000          3,161,870
--------------------------------------------------------------------------------------------------------------------
 Automobiles--2.5%
 DaimlerChrysler NA Holding Corp., 6.40% Nts., 5/15/06                                 3,290,000          3,595,170
--------------------------------------------------------------------------------------------------------------------
 Ford Motor Co., 7.45% Bonds, 7/16/31                                                  2,280,000          2,094,422



                           11 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                       Principal       Market Value
                                                                                          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
 Automobiles Continued
 General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts.,
 8/28/12                                                                          $    1,505,000    $     1,503,991
--------------------------------------------------------------------------------------------------------------------
 General Motors Corp., 7.20% Nts., 1/15/11                                             6,090,000          6,147,100
--------------------------------------------------------------------------------------------------------------------
 Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12                                            5,900,000          6,002,206
                                                                                                    ----------------
                                                                                                         19,342,889

--------------------------------------------------------------------------------------------------------------------
 Media--3.7%
 British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                    1,470,000          1,744,502
--------------------------------------------------------------------------------------------------------------------
 Clear Channel Communications, Inc., 7.65% Sr. Nts., 9/15/10                           2,005,000          2,416,943
--------------------------------------------------------------------------------------------------------------------
 News America Holdings, Inc., 7.75% Sr. Unsec. Debs., 12/1/45                          2,155,000          2,572,465
--------------------------------------------------------------------------------------------------------------------
 Reed Elsevier Capital, Inc., 6.75% Bonds, 8/1/11                                      2,565,000          2,992,106
--------------------------------------------------------------------------------------------------------------------
 TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                              4,460,000          5,917,247
--------------------------------------------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP:
 8.375% Sr. Debs., 3/15/23                                                               567,000            716,928
 10.15% Sr. Nts., 5/1/12                                                               1,037,000          1,421,447
--------------------------------------------------------------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs., 1/15/13                                              3,080,000          3,952,730
--------------------------------------------------------------------------------------------------------------------
 Viacom, Inc., 7.70% Sr. Unsec. Nts., 7/30/10                                          3,340,000          4,140,424
--------------------------------------------------------------------------------------------------------------------
 Walt Disney Co. (The), 6.75% Sr. Nts., 3/30/06                                        3,130,000          3,487,750
                                                                                                    ----------------
                                                                                                         29,362,542

--------------------------------------------------------------------------------------------------------------------
 Multiline Retail--0.8%
 May Department Stores Co., 10.625% Debs., 11/1/10                                       405,000            556,407
--------------------------------------------------------------------------------------------------------------------
 Sears Roebuck Acceptance Corp.:
 3.18% Nts., Series VII, 2/25/04 3                                                     1,535,000          1,539,611
 6.90% Nts., 8/1/03                                                                    1,210,000          1,214,953
--------------------------------------------------------------------------------------------------------------------
 Target Corp., 5.40% Nts., 10/1/08                                                     2,275,000          2,552,172
                                                                                                    ----------------
                                                                                                          5,863,143

--------------------------------------------------------------------------------------------------------------------
 Consumer Staples--1.8%
--------------------------------------------------------------------------------------------------------------------
 Food & Staples Retailing--1.8%
 Albertson's, Inc., 7.45% Unsec. Debs., 8/1/29                                         2,485,000          2,815,366
--------------------------------------------------------------------------------------------------------------------
 Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                      1,490,000          1,646,450
--------------------------------------------------------------------------------------------------------------------
 Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                             4,645,000          5,384,024
--------------------------------------------------------------------------------------------------------------------
 Real Time Data Co., 13% Disc. Nts., 5/31/09 2,9,10,11                                   476,601              9,532
--------------------------------------------------------------------------------------------------------------------
 Safeway, Inc.:
 3.80% Sr. Unsec. Nts., 8/15/05                                                          850,000            873,045
 4.80% Sr. Unsec. Nts., 7/16/07                                                        3,490,000          3,653,147
                                                                                                    ----------------
                                                                                                         14,381,564

--------------------------------------------------------------------------------------------------------------------
 Household Products--0.0%
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 2,9,10                   145,000                 --
--------------------------------------------------------------------------------------------------------------------
 Energy--0.5%
--------------------------------------------------------------------------------------------------------------------
 Energy Equipment & Services--0.0%
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                       200,000            167,250
--------------------------------------------------------------------------------------------------------------------
 Oil & Gas--0.5%
 Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                                     1,570,000          1,942,875



                           12 | OPPENHEIMER BOND FUND

                                                                                       Principal       Market Value
                                                                                          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
 Oil & Gas Continued
 PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 2          $    1,700,000    $     1,711,050
                                                                                                    ----------------
                                                                                                          3,653,925

--------------------------------------------------------------------------------------------------------------------
 Financials--9.4%
--------------------------------------------------------------------------------------------------------------------
 Capital Markets--0.5%
 Credit Suisse First Boston, Inc. (USA), 6.125% Nts., 11/15/11                         3,575,000          4,011,486
--------------------------------------------------------------------------------------------------------------------
 Commercial Banks--0.9%
 Dime Capital Trust I, 9.33% Capital Securities, Series A, 5/6/27                      2,990,000          3,675,586
--------------------------------------------------------------------------------------------------------------------
 Household Finance Corp., 7% Nts., 5/15/12                                             2,875,000          3,408,784
                                                                                                    ----------------
                                                                                                          7,084,370

--------------------------------------------------------------------------------------------------------------------
 Diversified Financial Services--2.2%
 CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                 2,880,000          3,439,616
--------------------------------------------------------------------------------------------------------------------
 Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                     1,790,000          2,075,619
--------------------------------------------------------------------------------------------------------------------
 Franklin Resources, Inc., 3.70% Nts., 4/15/08                                         1,422,000          1,456,755
--------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The), 6.60% Sr. Unsec. Nts., 1/15/12                       2,190,000          2,548,985
--------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75% Sub. Nts., 2/1/11                                      2,922,000          3,434,750
--------------------------------------------------------------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12                                                    3,580,000          4,143,306
                                                                                                    ----------------
                                                                                                         17,099,031

--------------------------------------------------------------------------------------------------------------------
 Insurance--4.8%
 American International Group, Inc./SunAmerica Global Financing VI,
 6.30% Sr. Sec. Nts., 5/10/11 1                                                        3,500,000          4,020,236
--------------------------------------------------------------------------------------------------------------------
 AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30                                           2,730,000          3,528,861
--------------------------------------------------------------------------------------------------------------------
 Farmers Insurance Exchange, 8.625% Nts., 5/1/24 1                                     1,500,000          1,466,664
--------------------------------------------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                    1,205,000          1,204,786
--------------------------------------------------------------------------------------------------------------------
 John Hancock Global Funding II:
 5% Nts., 7/27/07 1                                                                    3,650,000          3,961,407
 7.90% Nts., 7/2/10 1                                                                  2,265,000          2,798,380
--------------------------------------------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc., 4.85% Nts., 2/15/13                                      1,490,000          1,553,015
--------------------------------------------------------------------------------------------------------------------
 Metropolitan Life Global Funding I, 4.75% Nts., 6/20/07                               4,370,000          4,714,295
--------------------------------------------------------------------------------------------------------------------
 Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                               2,985,000          3,301,783
--------------------------------------------------------------------------------------------------------------------
 Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 1                           4,615,000          5,858,982
--------------------------------------------------------------------------------------------------------------------
 Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 1                             4,270,000          5,468,914
                                                                                                    ----------------
                                                                                                         37,877,323

--------------------------------------------------------------------------------------------------------------------
 Real Estate--1.0%
 EOP Operating LP, 7.75% Unsec. Nts., 11/15/07                                         3,363,000          3,942,606
--------------------------------------------------------------------------------------------------------------------
 Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                             3,500,000          3,758,745
                                                                                                    ----------------
                                                                                                          7,701,351

--------------------------------------------------------------------------------------------------------------------
 Health Care--1.5%
--------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services--0.7%
 Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                           1,168,000          1,313,639
--------------------------------------------------------------------------------------------------------------------
 Cardinal Health, Inc., 4.45% Nts., 6/30/05                                            2,980,000          3,135,887




                           13 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued



                                                                                       Principal       Market Value
                                                                                          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services Continued
 Health Net, Inc., 8.375% Sr. Unsec. Unsub. Nts., 4/15/11                         $      518,000    $       630,554
                                                                                                    ----------------
                                                                                                          5,080,080

--------------------------------------------------------------------------------------------------------------------
 Pharmaceuticals--0.8%
 Bristol-Myers Squibb Co., 5.75% Nts., 10/1/11 6                                       2,465,000          2,747,839
--------------------------------------------------------------------------------------------------------------------
 Wyeth, 5.875% Nts., 3/15/04                                                           3,580,000          3,691,757
                                                                                                    ----------------
                                                                                                          6,439,596

--------------------------------------------------------------------------------------------------------------------
 Industrials--5.5%
--------------------------------------------------------------------------------------------------------------------
 Aerospace & Defense--2.3%
 Boeing Capital Corp., 7.375% Sr. Nts., 9/27/10                                        3,452,000          4,096,316
--------------------------------------------------------------------------------------------------------------------
 Lockheed Martin Corp., 8.50% Bonds, 12/1/29                                           3,020,000          4,117,619
--------------------------------------------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                      2,270,000          2,723,394
--------------------------------------------------------------------------------------------------------------------
 Raytheon Co.:
 5.70% Sr. Unsec. Nts., 11/1/03                                                        5,980,000          6,034,113
 6.50% Unsec. Nts., 7/15/05                                                              830,000            902,700
                                                                                                    ----------------
                                                                                                         17,874,142

--------------------------------------------------------------------------------------------------------------------
 Commercial Services & Supplies--0.6%
 Allied Waste North America, Inc., 10% Sr. Unsec. Sub. Nts.,
 Series B, 8/1/09                                                                      1,510,000          1,611,925
--------------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 2                    150,000            106,125
--------------------------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05                                                         100,000             82,500
--------------------------------------------------------------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 2,9,10                               500,000             27,500
--------------------------------------------------------------------------------------------------------------------
 Waste Management, Inc.:
 7% Sr. Nts., 7/15/28                                                                    700,000            800,546
 7.375% Sr. Unsub. Nts., 8/1/10                                                        1,890,000          2,271,079
                                                                                                    ----------------
                                                                                                          4,899,675

--------------------------------------------------------------------------------------------------------------------
 Industrial Conglomerates--1.8%
 General Electric Capital Corp.:
 6% Nts., 6/15/12                                                                      5,000,000          5,653,775
 6.75% Nts., Series A, 3/15/32                                                           800,000            938,875
--------------------------------------------------------------------------------------------------------------------
 Hutchison Whampoa International Ltd., 6.50% Nts., 2/13/13 1                           2,660,000          2,796,708
--------------------------------------------------------------------------------------------------------------------
 Mallinckrodt, Inc., 6% Nts., 10/15/03 2                                                 500,000            503,125
--------------------------------------------------------------------------------------------------------------------
 Tyco International Group SA, 6.75% Sr. Unsub. Nts., 2/15/11                           3,880,000          4,132,200
                                                                                                    ----------------
                                                                                                         14,024,683

--------------------------------------------------------------------------------------------------------------------
 Marine--0.0%
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 2,9,10       300,000             97,500
--------------------------------------------------------------------------------------------------------------------
 Road & Rail--0.8%
 Burlington Northern Santa Fe Corp., 5.90% Sr. Nts., 7/1/12                            3,655,000          4,083,074
--------------------------------------------------------------------------------------------------------------------
 CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                2,175,000          2,486,497
                                                                                                    ----------------
                                                                                                          6,569,571



                           14 | OPPENHEIMER BOND FUND

                                                                                       Principal       Market Value
                                                                                          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
 Information Technology--0.0%
--------------------------------------------------------------------------------------------------------------------
 Communications Equipment--0.0%
 Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07 9                    $      200,000    $        69,300
--------------------------------------------------------------------------------------------------------------------
 Materials--0.4%
--------------------------------------------------------------------------------------------------------------------
 Chemicals--0.0%
 Morton International, Inc., 9.65% Credit Sensitive Nts., 6/1/20                          85,000            118,295
--------------------------------------------------------------------------------------------------------------------
 Paper & Forest Products--0.4%
 Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                                   3,015,000          3,190,937
--------------------------------------------------------------------------------------------------------------------
 Telecommunication Services--3.1%
--------------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services--2.5%
 Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                  1,960,000          2,540,640
--------------------------------------------------------------------------------------------------------------------
 Deutsche Telekom International Finance BV:
 8.25% Unsec. Unsub. Nts., 6/15/05 3                                                   3,680,000          4,105,923
 8.75% Unsec. Unsub. Nts., 6/15/30                                                       810,000          1,035,721
--------------------------------------------------------------------------------------------------------------------
 France Telecom SA:
 8.70% Sr. Unsec. Nts., 3/1/06                                                         1,590,000          1,814,988
 10% Sr. Unsec. Nts., 3/1/31 3                                                         1,270,000          1,763,565
--------------------------------------------------------------------------------------------------------------------
 Sprint Capital Corp., 8.75% Nts., 3/15/32                                             3,825,000          4,594,816
--------------------------------------------------------------------------------------------------------------------
 Verizon Global Funding Corp., 7.75% Sr. Unsub. Nts., 12/1/30                          3,185,000          4,049,422
                                                                                                    ----------------
                                                                                                         19,905,075

--------------------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.6%
 AT&T Wireless Services, Inc.:
 6.875% Sr. Unsec. Unsub. Nts., 4/18/05                                                1,130,000          1,222,967
 7.50% Sr. Unsec. Nts., 5/1/07                                                           840,000            969,266
 8.75% Sr. Unsec. Nts., 3/1/31                                                         1,330,000          1,649,824
--------------------------------------------------------------------------------------------------------------------
 Rogers Wireless Communications, Inc., 9.625% Sr. Sec. Nts., 5/1/11                      621,000            717,255
                                                                                                    ----------------
                                                                                                          4,559,312

--------------------------------------------------------------------------------------------------------------------
 Utilities--4.4%
--------------------------------------------------------------------------------------------------------------------
 Electric Utilities--3.4%
 AEP Resources, Inc., 6.50% Sr. Nts., 12/1/03 1                                        3,145,000          3,196,908
--------------------------------------------------------------------------------------------------------------------
 CenterPoint Energy, Inc., 5.875% Nts., 6/1/08 1                                       2,065,000          2,080,576
--------------------------------------------------------------------------------------------------------------------
 Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                             3,175,000          3,940,953
--------------------------------------------------------------------------------------------------------------------
 DTE Energy Co., 6.375% Sr. Nts., 4/15/33                                              2,270,000          2,375,212
--------------------------------------------------------------------------------------------------------------------
 Duke Energy Corp., 5.625% Nts., 11/30/12                                              1,235,000          1,330,739
--------------------------------------------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                         2,810,000          3,159,266
--------------------------------------------------------------------------------------------------------------------
 MidAmerican Energy Holdings Co., 5.875% Sr. Nts., 10/1/12                             3,975,000          4,367,321
--------------------------------------------------------------------------------------------------------------------
 Progress Energy, Inc., 6.55% Sr. Unsec. Nts., 3/1/04                                  3,800,000          3,921,022
--------------------------------------------------------------------------------------------------------------------
 South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                               500,000            596,587
--------------------------------------------------------------------------------------------------------------------
 TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                    1,795,000          2,057,519
                                                                                                    ----------------
                                                                                                         27,026,103

--------------------------------------------------------------------------------------------------------------------
 Gas Utilities--1.0%
 Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                    1,880,000          2,158,842
--------------------------------------------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                              4,230,000          5,001,535


                           15 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                       Principal       Market Value
                                                                                          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
 Gas Utilities Continued
 NorAm Energy Corp., 6.375% Unsec. Term Enhanced Remarketable Nts.,
 11/1/03                                                                          $      354,000    $       357,579
                                                                                                    ----------------
                                                                                                          7,517,956
                                                                                                    ----------------
 Total Corporate Bonds and Notes (Cost $247,924,840)                                                    267,078,969

                                                                                          Shares
--------------------------------------------------------------------------------------------------------------------
 Common Stocks--0.0%
 Chesapeake Energy Corp.                                                                     181              1,828
--------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B (Escrow Shares) 2,10                                   25                 --
                                                                                                    ----------------
 Total Common Stocks (Cost $109)                                                                              1,828

                                                                                           Units
--------------------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
 Chesapeake Energy Corp. Wts., Exp. 9/1/04 10                                                534                120
--------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07 2,10                                            50                 --
--------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05 2,10                                        300                  3
--------------------------------------------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09 2,10                                                 1,063                239
--------------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 2,10                                          1,980                 20
--------------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 2,10                                   150                 --
--------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 2,10                                   200                  2
--------------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                               2,028              2,799
--------------------------------------------------------------------------------------------------------------------
 Real Time Data Co. Wts., Exp. 5/31/04 2,10                                              121,440                 --
                                                                                                    ----------------
 Total Rights, Warrants and Certificates (Cost $26,228)                                                       3,183

                                                                                       Principal
                                                                                          Amount
--------------------------------------------------------------------------------------------------------------------
 Structured Notes--7.3%
 Deutsche Bank AG, COUNTS Corp. Sec. Bond Linked Nts.,
 Series 2003-1, 3.019%, 1/7/05 2,3                                                 $  14,500,000         14,321,650
--------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, High Yield Index-BB Nts., 6.40%, 6/20/08                        28,050,000         28,575,938
--------------------------------------------------------------------------------------------------------------------
 UBS AG, High Grade Credit Linked Nts., 2.849%, 12/10/04 3                            14,500,000         14,500,000
                                                                                                    ----------------
 Total Structured Notes (Cost $57,598,614)                                                               57,397,588

--------------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--1.5%
 Undivided interest of 2.66% in joint repurchase agreement (Principal
 Amount/Market Value $440,796,000, with a maturity value of $440,808,979)
 with Banc One Capital Markets, Inc., 1.06%, dated 6/30/03, to be repurchased at $11,728,345 on 7/1/03, collateralized by U.S. Treasury Bonds, 3.375%,
 4/30/04, with a value of $449,915,616 (Cost $11,728,000)                             11,728,000         11,728,000

--------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $937,466,852)                                           122.5%       963,119,547
--------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                     (22.5)      (176,927,631)
                                                                                   ---------------------------------
 Net Assets                                                                                100.0% $     786,191,916
                                                                                   =================================


                           16 | OPPENHEIMER BOND FUND

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $36,931,650 or 4.70% of the Fund's net assets as of June 30, 2003.
2. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,963,117 or 1.14% of the Fund's net assets as of June 30, 2003.
5. When-issued security to be delivered and settled after June 30, 2003. See
Note 1 of Notes to Financial Statements.
6. Securities with an aggregate market value of $5,262,759 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
8. Zero coupon bond reflects effective yield on the date of purchase.
9. Issuer is in default. See Note 1 of Notes to Financial Statements.
10. Non-income producing security.
11. Interest or dividend is paid-in-kind.

See accompanying Notes to Financial Statements.

                           17 | OPPENHEIMER BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003


--------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $937,466,852)--see accompanying statement                   $  963,119,547
--------------------------------------------------------------------------------------------------------
 Cash                                                                                           138,791
--------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $52,382,867 sold on a when-issued basis)                        66,634,433
 Interest, dividends and principal paydowns                                                   8,600,387
 Shares of beneficial interest sold                                                           1,484,627
 Other                                                                                            3,110
                                                                                         ---------------
 Total assets                                                                             1,039,980,895

--------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased (including $80,576,729 purchased on a when-issued basis)             249,658,556
 Shares of beneficial interest redeemed                                                       2,570,783
 Distribution and service plan fees                                                             462,348
 Dividends                                                                                      437,602
 Daily variation on futures contracts                                                           378,339
 Transfer and shareholder servicing agent fees                                                  158,929
 Shareholder reports                                                                            108,577
 Trustees' compensation                                                                           5,120
 Other                                                                                            8,725
                                                                                         ---------------
 Total liabilities                                                                          253,788,979

--------------------------------------------------------------------------------------------------------
 Net Assets                                                                              $  786,191,916
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                              $       75,417
--------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                 782,154,983
--------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                             25,837
--------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions             (21,802,766)
--------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                  25,738,445
                                                                                         ---------------
 Net Assets                                                                              $  786,191,916
                                                                                         ===============




                           18 | OPPENHEIMER BOND FUND


-----------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $398,701,210 and 38,240,117 shares of beneficial interest outstanding)                     $10.43
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                                   $10.95
-----------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $229,420,162
 and 22,014,689 shares of beneficial interest outstanding)                                  $10.42
-----------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $101,757,313
 and 9,753,969 shares of beneficial interest outstanding)                                   $10.43
-----------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,236,680
 and 1,558,001 shares of beneficial interest outstanding)                                   $10.42
-----------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $40,076,551 and 3,850,031 shares of beneficial interest outstanding)             $10.41

 See accompanying Notes to Financial Statements.




                           19 | OPPENHEIMER BOND FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------
 Investment Income
 Interest                                                   $  17,568,644
--------------------------------------------------------------------------
 Dividends                                                          8,852
                                                            --------------
 Total investment income                                       17,577,496

--------------------------------------------------------------------------
 Expenses
 Management fees                                                2,106,132
--------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                          473,708
 Class B                                                        1,123,288
 Class C                                                          491,300
 Class N                                                           34,069
--------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                          466,783
 Class B                                                          289,943
 Class C                                                          107,285
 Class N                                                           24,905
 Class Y                                                            7,755
--------------------------------------------------------------------------
 Shareholder reports                                              126,303
--------------------------------------------------------------------------
 Trustees' compensation                                            10,832
--------------------------------------------------------------------------
 Custodian fees and expenses                                        9,855
--------------------------------------------------------------------------
 Other                                                             24,827
                                                            --------------
 Total expenses                                                 5,296,985
 Less reduction to custodian expenses                              (3,205)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                     (2,801)
                                                            --------------
 Net expenses                                                   5,290,979

--------------------------------------------------------------------------
 Net Investment Income                                         12,286,517


--------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                   20,651,070
 Closing of futures contracts                                  (7,654,504)
 Foreign currency transactions                                    (26,649)
                                                            --------------
 Net realized gain                                             12,969,917
--------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                    7,386,056
 Futures contracts                                              1,346,485
                                                            --------------
 Net change in unrealized appreciation                          8,732,541

--------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations         $33,988,975
                                                            ==============



 See accompanying Notes to Financial Statements.



                           20 | OPPENHEIMER BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Six Months                  Year
                                                                               Ended                 Ended
                                                                       June 30, 2003          December 31,
                                                                         (Unaudited)                  2002
-----------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                  $ 12,286,517          $ 30,464,992
-----------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                 12,969,917            (7,612,737)
-----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                     8,732,541            34,687,515
                                                                        -----------------------------------
 Net increase in net assets resulting from operations                     33,988,975            57,539,770

-----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                                  (6,845,023)          (17,305,847)
 Class B                                                                  (3,135,409)           (8,774,067)
 Class C                                                                  (1,390,528)           (3,484,678)
 Class N                                                                    (218,823)             (336,619)
 Class Y                                                                    (690,753)             (566,370)

-----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                                  31,191,010            62,352,666
 Class B                                                                   5,204,992            47,304,042
 Class C                                                                   8,148,897            30,141,408
 Class N                                                                   4,552,076             8,695,344
 Class Y                                                                  14,657,543            19,741,029

-----------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase                                                           85,462,957           195,306,678
-----------------------------------------------------------------------------------------------------------
 Beginning of period                                                     700,728,959           505,422,281
                                                                        -----------------------------------
 End of period [including undistributed net investment income
 of $25,837 and $19,856, respectively]                                  $786,191,916          $700,728,959
                                                                        ===================================



See accompanying Notes to Financial Statements.


                           21 | OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS

                                                   Six Months                                                         Year
                                                        Ended                                                        Ended
                                                June 30, 2003                                                     Dec. 31,
 Class A                                          (Unaudited)       2002        2001        2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                  $10.14     $ 9.74       $9.79       $9.97       $10.86       $10.97
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .18        .54         .73         .73          .71          .71
 Net realized and unrealized gain (loss)                  .29        .40        (.05)       (.18)        (.89)        (.11)
                                                      -----------------------------------------------------------------------
 Total from investment operations                         .47        .94         .68         .55         (.18)         .60
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.18)      (.54)       (.73)       (.73)        (.71)        (.71)
                                                      -----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.18)      (.54)       (.73)       (.73)        (.71)        (.71)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.43     $10.14       $9.74       $9.79       $ 9.97       $10.86
                                                      =======================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                      4.69%     10.06%       7.05%       5.80%       (1.65)%       5.61%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)            $398,701   $356,480    $280,132    $202,833     $220,502     $246,668
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $388,119   $316,279    $237,232    $205,883     $251,190     $217,944
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   3.56%      5.47%       7.31%       7.48%        6.88%        6.46%
 Expenses, gross                                         1.09%      1.10%       1.23%       1.31%        1.24%        1.22% 3
 Expenses, net                                           1.09% 4    1.10% 4     1.23% 4     1.31% 4      1.24% 4      1.22%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   67%       151%        162%        255%         238%          67%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                           22 | OPPENHEIMER BOND FUND

                                                 Six Months                                                             Year
                                                      Ended                                                            Ended
                                              June 30, 2003                                                         Dec. 31,
 Class B                                        (Unaudited)            2002         2001       2000         1999        1998
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $10.13          $ 9.73        $9.79      $9.96       $10.86      $10.97
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .14             .47          .65        .66          .63         .62
 Net realized and unrealized gain (loss)                .29             .40         (.05)      (.17)        (.90)       (.10)
                                                    --------------------------------------------------------------------------
 Total from investment operations                       .43             .87          .60        .49         (.27)        .52
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.14)           (.47)        (.66)      (.66)        (.63)       (.63)
                                                    --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.14)           (.47)        (.66)      (.66)        (.63)       (.63)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $10.42          $10.13        $9.73      $9.79       $ 9.96      $10.86
                                                    ==========================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    4.29%           9.26%        6.14%      5.11%       (2.48)%      4.81%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)          $229,420        $217,789     $161,998    $83,637      $94,845     $88,061
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $226,587        $187,343     $118,521    $83,394      $95,285     $64,330
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 2.79%           4.68%        6.60%      6.71%        6.13%       5.68%
 Expenses, gross                                       1.86%           1.85%        1.99%      2.07%        1.99%       1.97% 3
 Expenses, net                                         1.86% 4         1.85% 4      1.99% 4    2.07% 4      1.99% 4     1.97%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 67%            151%         162%       255%         238%         67%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                           23 | OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS  Continued

                                                          Six Months                                                  Year
                                                               Ended                                                 Ended
                                                       June 30, 2003                                              Dec. 31,
 Class C                                                 (Unaudited)       2002       2001      2000      1999        1998
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                         $10.14     $ 9.74      $9.80     $9.97    $10.87      $10.98
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .14        .47        .65       .66       .63         .62
 Net realized and unrealized gain (loss)                         .29        .40       (.05)     (.17)     (.90)       (.10)
                                                              ----------------------------------------------------------------
 Total from investment operations                                .43        .87        .60       .49      (.27)        .52
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.14)      (.47)      (.66)     (.66)     (.63)       (.63)
                                                              ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                (.14)      (.47)      (.66)     (.66)     (.63)       (.63)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $10.43     $10.14      $9.74     $9.80    $ 9.97      $10.87
                                                              ================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                             4.31%      9.26%      6.14%     5.11%    (2.47)%      4.81%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                   $101,757    $90,800    $57,049   $24,303   $24,143     $21,796
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $ 99,135    $75,531    $36,886   $22,605   $24,218     $15,198
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                          2.83%      4.61%      6.65%     6.71%     6.13%       5.66%
 Expenses, gross                                                1.82%      1.83%      1.98%     2.07%     1.99%       1.96% 3
 Expenses, net                                                  1.82% 4    1.83% 4    1.98% 4   2.07% 4   1.99% 4     1.96%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          67%       151%       162%      255%      238%         67%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                           24 | OPPENHEIMER BOND FUND

                                                                           Six Months                             Year
                                                                                Ended                            Ended
                                                                        June 30, 2003                         Dec. 31,
 Class N                                                                  (Unaudited)             2002            2001 1
--------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                          $10.13           $ 9.73          $10.02
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                            .16              .51             .61
 Net realized and unrealized gain (loss)                                          .29              .40            (.29)
                                                                              --------------------------------------------
 Total from investment operations                                                 .45              .91             .32
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                            (.16)            (.51)           (.61)
                                                                              --------------------------------------------
 Total dividends and/or distributions to shareholders                            (.16)            (.51)           (.61)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                $10.42           $10.13          $ 9.73
                                                                              ============================================

--------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                              4.52%            9.73%           3.18%

--------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                                     $16,237          $11,302          $2,176
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                            $13,768          $ 7,071          $  768
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                           3.21%            4.76%           7.87%
 Expenses, gross                                                                 1.46%            1.44%           1.37%
 Expenses, net                                                                   1.42% 4,5        1.44% 4         1.37% 4
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                           67%             151%            162%


1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

                           25 | OPPENHEIMER BOND FUND

OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS  Continued

                                                   Six Months                                                        Year
                                                        Ended                                                       Ended
                                                June 30, 2003                                                    Dec. 31,
 Class  Y                                         (Unaudited)             2002       2001       2000       1999      1998 1
----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                  $10.12           $ 9.72      $9.78      $9.95     $10.86    $10.88
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .20              .59        .76        .85        .76       .49
 Net realized and unrealized gain (loss)                  .29              .40       (.05)      (.18)      (.91)     (.02)
                                                      ----------------------------------------------------------------------
 Total from investment operations                         .49              .99        .71        .67       (.15)      .47
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.20)            (.59)      (.77)      (.84)      (.76)     (.49)
                                                      ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.20)            (.59)      (.77)      (.84)      (.76)     (.49)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.41           $10.12      $9.72      $9.78     $ 9.95    $10.86
                                                      ======================================================================

----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                      4.92%          10.58%      7.30%      7.13%     (1.37)%    4.40%

----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)             $40,077          $24,358     $4,067       $877       $186        $1
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $35,063          $10,243     $2,286       $340       $ 31        $1
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                   3.97%            5.53%      7.85%      7.92%      7.94%     6.84%
 Expenses, gross                                         0.64%            0.63%      0.94%      0.83%      0.83%     0.74% 4
 Expenses, net                                           0.64% 5          0.63% 5    0.92% 5,6  0.83% 5    0.83% 5   0.74%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   67%             151%       162%       255%       238%       67%


1. For the period from April 27, 1998 (inception of offering) to December 31, 1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

                           26 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Bond Fund (the Fund) is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income by investing mainly in debt instruments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2003, the market value of these securities comprised 7.3% of the Fund's net assets, and resulted in unrealized losses in the current period of $201,026.



                           27 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Fund had entered into when-issued purchase commitments of $80,576,729. Additionally, the Fund had when-issued sale commitments of $52,382,867.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund records the incremental difference between the forward purchase and sale of each forward roll as interest income.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2003, securities with an aggregate market value of $203,832, representing 0.03% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                           28 | OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $21,211,529. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund used $12,969,917 carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2003       $   748,553
                              2004         1,106,500
                              2007        10,208,297
                              2008        13,887,954
                              2010         8,230,142
                                         -----------
                              Total      $34,181,446
                                         ===========

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.



                           29 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                          Six Months Ended           Year Ended
                             June 30, 2003    December 31, 2002
      ----------------------------------------------------------
      Distributions paid from:
      Ordinary income          $12,280,536          $30,467,581

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                           30 | OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                               Six Months Ended June 30, 2003         Year Ended December 31, 2002
                                    Shares             Amount             Shares            Amount
----------------------------------------------------------------------------------------------------
 Class A
 Sold                           10,710,815       $109,621,383         19,523,565     $ 190,912,803
 Dividends and/or
 distributions reinvested          527,131          5,430,877          1,332,946        13,008,001
 Redeemed                       (8,161,055)       (83,861,250)       (14,464,664)     (141,568,138)
                               ---------------------------------------------------------------------
 Net increase                    3,076,891       $ 31,191,010          6,391,847     $  62,352,666
                               =====================================================================

----------------------------------------------------------------------------------------------------
 Class B
 Sold                            4,379,042       $ 44,807,326         11,531,204     $ 112,485,723
 Dividends and/or
 distributions reinvested          229,692          2,364,082            627,150         6,115,604
 Redeemed                       (4,087,472)       (41,966,416)        (7,311,701)      (71,297,285)
                               ---------------------------------------------------------------------
 Net increase                      521,262       $  5,204,992          4,846,653     $  47,304,042
                               =====================================================================

----------------------------------------------------------------------------------------------------
 Class C
 Sold                            2,825,013       $ 28,942,028          6,200,611     $  60,525,606
 Dividends and/or
 distributions reinvested          102,230          1,053,752            248,419         2,427,454
 Redeemed                       (2,124,763)       (21,846,883)        (3,353,754)      (32,811,652)
                               ---------------------------------------------------------------------
 Net increase                      802,480       $  8,148,897          3,095,276     $  30,141,408
                               =====================================================================

----------------------------------------------------------------------------------------------------
 Class N
 Sold                              695,916       $  7,141,074          1,312,556     $  12,804,206
 Dividends and/or
 distributions reinvested           20,825            214,546             33,325           325,615
 Redeemed                         (274,088)        (2,803,544)          (454,081)       (4,434,477)
                               ---------------------------------------------------------------------
 Net increase                      442,653       $  4,552,076            891,800     $   8,695,344
                               =====================================================================

----------------------------------------------------------------------------------------------------
 Class Y
 Sold                            1,714,448       $ 17,461,760          3,708,804     $  36,157,404
 Dividends and/or
 distributions reinvested           10,545            108,818              3,715            36,236
 Redeemed                         (281,507)        (2,913,035)        (1,724,443)      (16,452,611)
                               ---------------------------------------------------------------------
 Net increase                    1,443,486       $ 14,657,543          1,988,076     $  19,741,029
                               =====================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $611,050,328 and $533,562,053, respectively.


                           31 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.60% of the first $200 million of average annual net assets of the Fund, 0.57% of the next $200 million, 0.54% of the next $200 million, 0.51% of the next $200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $22.50 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   Aggregate         Class A       Concessions     Concessions      Concessions           Concessions
                   Front-End       Front-End        on Class A      on Class B       on Class C            on Class N
               Sales Charges   Sales Charges            Shares          Shares           Shares                Shares
 Six Months       on Class A     Retained by       Advanced by     Advanced by      Advanced by           Advanced by
 Ended                Shares     Distributor     Distributor 1   Distributor 1    Distributor 1         Distributor 1
----------------------------------------------------------------------------------------------------------------------
 June 30, 2003      $651,947        $257,506           $40,467        $731,090         $113,572               $49,205

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                   Class A            Class B             Class C               Class N
                                Contingent         Contingent          Contingent            Contingent
                                  Deferred           Deferred            Deferred              Deferred
                             Sales Charges      Sales Charges       Sales Charges         Sales Charges
                               Retained by        Retained by         Retained by           Retained by
 Six Months Ended              Distributor        Distributor         Distributor           Distributor
---------------------------------------------------------------------------------------------------------
 June 30, 2003                     $15,946           $398,194             $13,016               $16,615


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended June 30, 2003, expense under the Class A Plan totaled $473,708, all of which were paid by the Distributor to recipients, which includes $2,258 retained by the


                           32 | OPPENHEIMER BOND FUND

 Distributor and $69,196 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended June 30, 2003, were as follows:

                                                                                        Distributor's
                                                                      Distributor's         Aggregate
                                                                          Aggregate      Unreimbursed
                                                                       Unreimbursed     Expenses as %
                             Total Payments      Amount Retained           Expenses     of Net Assets
                                 Under Plan       by Distributor         Under Plan          of Class
------------------------------------------------------------------------------------------------------
 Class B Plan                    $1,123,288             $896,976         $5,375,391              2.34%
 Class C Plan                       491,300              141,939          1,362,837              1.34
 Class N Plan                        34,069               28,434            294,030              1.81


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate


                           33 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 6. Futures Contracts Continued
 futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of June 30, 2003, the Fund had outstanding futures contracts as follows:

                                                                                        Unrealized
                              Expiration       Number of       Valuation as of        Appreciation
 Contract Description              Dates       Contracts         June 30, 2003      (Depreciation)
---------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro-Bund                        9/8/03             398          $ 53,396,369           $(723,035)
 U.S. Treasury Nts., 2 yr.       9/29/03             316            68,349,813              15,422
                                                                                        -----------
                                                                                          (707,613)
---------------------------------------------------------------------------------------------------
 Contracts to Sell
 U.S. Long Bonds                 9/19/03             387            45,412,031             735,000
 U.S. Treasury Nts., 5 yr.       9/19/03           1,886           217,125,750              46,590
 U.S. Treasury Nts., 10 yr.      9/19/03              46             5,402,125              11,773
                                                                                        -----------
                                                                                           793,363
                                                                                        -----------
                                                                                         $  85,750
                                                                                        ===========

--------------------------------------------------------------------------------
 7. Illiquid or Restricted Securities
 As of June 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered

                           34 | OPPENHEIMER BOND FUND
 under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2003 was $62,995,096, which represents 8.01% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                 Acquisition                  Valuation as of       Unrealized
 Security                              Dates         Cost       June 30, 2003     Depreciation
-----------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Geotek Communications, Inc.,
 Series B (Escrow Shares)             1/4/01       $  100                 $--           $  100
 Real Time Data Co. Wts.,
 Exp. 5/31/04                        6/30/99        1,214                  --            1,214

--------------------------------------------------------------------------------
 8. Total Return Swap Contracts
 The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

 As of June 30, 2003, the Fund had entered into the following total return swap agreements:



                                                 Paid by              Received by                          Unrealized
                                             the Fund at              the Fund at    Termination         Appreciation
 Swap Counterparty         Notional        June 30, 2003            June 30, 2003           Date       (Depreciation)
----------------------------------------------------------------------------------------------------------------------
                                                                   Value of total
                                                                        return of
                                               Six-Month                   Lehman
                                           LIBOR less 40                 Brothers
 Deutsche Bank           $3,374,000         basis points               CMBS Index       12/31/03                  $--


--------------------------------------------------------------------------------
 9. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by


                           35 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 9. Borrowing and Lending Arrangements Continued the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.


--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.




                           36 | OPPENHEIMER BOND FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)